STATEMENT OF INVESTMENTS
BNY Mellon New York AMT-Free Municipal Bond Fund

August 31, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7%
New York - 98.3%
Albany Capital Resource Corp., Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. D	4.00	11/1/2051	3,125,000		2,695,382
Brookhaven Local Development Corp., Revenue Bonds (Jefferson's Ferry Project) Ser. B	4.00	11/1/2045	1,410,000		1,167,781
Broome County Local Development Corp., Revenue Bonds, Refunding (Good Shepherd Village at Endwell Obligated Group)	4.00	1/1/2047	1,160,000		845,569
Broome County Local Development Corp., Revenue Bonds, Refunding (United Health Services Hospitals Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	4/1/2050	1,000,000		892,295
Build New York City Resource Corp., Revenue Bonds (Classical Charter School Project)	4.50	6/15/2043	700,000		653,358
Build New York City Resource Corp., Revenue Bonds (KIPP NYC Public Charter Schools)	5.25	7/1/2057	2,000,000		2,006,796
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A	4.00	6/15/2051	500,000	[a]	360,264
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A	4.00	6/15/2041	525,000	[a]	419,994
Build New York City Resource Corp., Revenue Bonds, Refunding (New York Methodist Hospital Project)	5.00	7/1/2024	400,000	[b]	404,975
Build New York City Resource Corp., Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2025	1,000,000	[b]	1,032,140
Dutchess County Local Development Corp., Revenue Bonds (Health Quest Systems) Ser. B	5.00	7/1/2035	2,000,000		2,028,628
Glen Cove Local Economic Assistance Corp., Revenue Bonds (Garvies Point Public Improvement Project) Ser. B	0.00	1/1/2045	5,900,000	[c]	1,505,294

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New York - 98.3% (continued)
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2034	810,000	826,714
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2039	2,000,000	2,080,037
Long Island Power Authority, Revenue Bonds	5.00	9/1/2047	1,000,000	1,031,423
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2039	3,000,000	2,951,190
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2034	1,500,000	1,520,359
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2036	1,500,000	1,647,325
Long Island Power Authority, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2036	1,000,000	1,041,281
Long Island Power Authority, Revenue Bonds, Ser. B	5.00	9/1/2037	1,700,000	1,735,798
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2037	1,750,000	1,782,429
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2034	2,260,000	2,300,219
Metropolitan Transportation Authority, Revenue Bonds, Ser. C	5.00	11/15/2030	5,000,000	5,046,686
Metropolitan Transportation Authority, Revenue Bonds, Ser. D1	5.25	11/15/2044	2,000,000	2,011,585
Metropolitan Transportation Authority, Revenue Bonds, Ser. E	5.00	11/15/2043	6,210,000	6,186,865
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligation, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000	5,008,204
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2035	1,150,000	1,169,092
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2034	1,100,000	1,124,679
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (Rochester Regional Health Obligated Group)	4.00	12/1/2046	555,000	462,257

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New York - 98.3% (continued)
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	4.00	7/1/2050	4,420,000	4,091,057
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2036	1,000,000	1,048,314
New York City, GO, Refunding, Ser. C	5.00	8/1/2033	1,000,000	1,020,771
New York City, GO, Ser. A1	5.00	8/1/2037	3,500,000	3,601,324
New York City, GO, Ser. C	4.00	8/1/2039	3,500,000	3,443,224
New York City, GO, Ser. D1	5.50	5/1/2046	1,250,000	1,380,869
New York City, GO, Ser. E1	4.00	4/1/2045	1,000,000	958,674
New York City, GO, Ser. F1	4.00	3/1/2047	1,000,000	952,043
New York City Housing Development Corp., Revenue Bonds, Ser. C1A	4.00	11/1/2053	2,310,000	2,050,474
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2031	1,250,000	1,378,383
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	4.00	3/1/2032	1,750,000	1,804,133
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	4.00	3/1/2045	1,000,000	934,298
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding	4.00	6/15/2050	1,500,000	1,419,960
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. CC1	5.00	6/15/2038	3,595,000	3,749,016
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. CC2	4.00	6/15/2041	2,000,000	1,967,918
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. DD1	4.00	6/15/2050	2,500,000	2,366,599

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New York - 98.3% (continued)
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S1	5.00	7/15/2043	5,000,000		5,051,216
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S2	5.00	7/15/2040	3,000,000		3,051,616
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.00	7/15/2043	2,000,000		2,081,600
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. S2A	5.00	7/15/2034	2,500,000		2,695,456
New York City Transitional Finance Authority, Revenue Bonds, Ser. E1	5.00	2/1/2040	4,000,000		4,094,600
New York Convention Center Development Corp., Revenue Bonds, Refunding (Hotel Unit Fee)	5.00	11/15/2040	1,250,000		1,267,075
New York Convention Center Development Corp., Revenue Bonds, Ser. B	0.00	11/15/2046	4,000,000	[c]	1,148,483
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.80	9/15/2069	1,000,000		894,482
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	5,000,000	[a]	4,785,446
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	2,000,000		2,241,967
New York Power Authority, Revenue Bonds, Refunding (Green Bond) Ser. A	4.00	11/15/2055	2,500,000		2,353,020
New York State Dormitory Authority, Revenue Bonds (Fordham University)	4.00	7/1/2046	1,000,000		926,918
New York State Dormitory Authority, Revenue Bonds (Rochester Institute of Technology) Ser. A	5.00	7/1/2049	1,000,000		1,037,012
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2040	1,000,000		1,006,680

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New York - 98.3% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.25	10/1/2050	1,000,000	1,070,407
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	10/1/2035	900,000	915,051
New York State Dormitory Authority, Revenue Bonds, Refunding (Memorial Sloan-Kettering Cancer Center) Ser. 1	5.00	7/1/2042	500,000	519,122
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2035	2,800,000	2,766,711
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2034	1,010,000	1,004,135
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University) Ser. A	5.00	7/1/2045	3,540,000	3,606,336
New York State Dormitory Authority, Revenue Bonds, Refunding (NYU Hospitals Center)	5.00	7/1/2032	500,000	518,415
New York State Dormitory Authority, Revenue Bonds, Refunding (NYU Hospitals Center)	5.00	7/1/2034	2,500,000	2,528,879
New York State Dormitory Authority, Revenue Bonds, Refunding (St. John's University) Ser. A	4.00	7/1/2048	1,000,000	891,920
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2042	750,000	768,236
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2041	1,000,000	1,028,558
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2049	1,935,000	1,820,082
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2043	1,300,000	1,307,358

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New York - 98.3% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	1,000,000		1,021,025
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	4.00	2/15/2038	1,500,000		1,500,169
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2044	5,000,000		5,164,127
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2044	1,000,000		1,005,359
New York State Dormitory Authority, Revenue Bonds, Ser. F	5.00	2/15/2039	2,000,000		2,026,137
New York State Energy Research & Development Authority, Revenue Bonds, Refunding, Ser. C	4.00	4/1/2034	1,000,000		992,768
New York State Housing Finance Agency, Revenue Bonds	3.80	5/1/2029	2,000,000	[d]	1,979,581
New York State Mortgage Agency, Revenue Bonds, Ser. 223	3.50	4/1/2049	435,000		427,109
New York State Thruway Authority, Revenue Bonds, Ser. A	5.00	1/1/2041	1,000,000		1,022,129
New York State Urban Development Corp., Revenue Bonds (Personal Income Tax) Ser. A	5.00	3/15/2037	2,500,000		2,718,274
New York Transportation Development Corp., Revenue Bonds	4.00	10/31/2041	1,750,000		1,537,304
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	1,960,000		1,879,471
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	1,240,000		1,169,421
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2035	1,250,000		1,290,761
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2041	2,000,000		2,055,238
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal)	4.00	12/1/2042	1,500,000		1,384,036
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2033	1,450,000		1,538,409

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New York - 98.3% (continued)
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Holding Project) Ser. B	3.50	11/1/2024	3,250,000	[a]	3,199,334
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	5.25	5/15/2040	1,750,000		1,750,449
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	5.25	5/15/2034	2,000,000		2,002,461
Oneida County Local Development Corp., Revenue Bonds (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2051	1,000,000		847,397
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2049	1,000,000		855,327
Oyster Bay, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	2/1/2033	3,000,000		3,040,954
Port Authority of New York & New Jersey, Revenue Bonds, Refunding Ser. 237	5.00	1/15/2052	3,000,000		3,184,611
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195th	5.00	4/1/2036	4,000,000		4,080,425
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 197	5.00	11/15/2033	4,000,000		4,112,595
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184	5.00	9/1/2039	2,000,000		2,016,677
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 218	4.00	11/1/2047	1,000,000		923,846
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 218	4.00	11/1/2041	1,000,000		952,860
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 221	5.00	7/15/2035	2,000,000		2,166,520
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 93rd	6.13	6/1/2094	1,955,000		1,978,401
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	4.00	6/1/2050	1,000,000		876,061
The New York City Trust for Cultural Resources, Revenue Bonds, Refunding (The American Museum of Natural History) Ser. A	5.00	7/1/2032	2,210,000		2,231,569

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New York - 98.3% (continued)
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2046	3,500,000		3,579,796
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	5.25	11/15/2045	1,500,000		1,528,108
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C2	5.00	11/15/2042	2,000,000		2,082,691
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2049	1,000,000		1,047,475
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2042	3,000,000		3,105,049
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.25	5/15/2057	2,500,000		2,684,460
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C1A	4.00	5/15/2046	1,500,000		1,438,270
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2041	2,500,000		2,531,246
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2045	1,220,000		1,137,230
Utility Debt Securitization Authority, Revenue Bonds, Refunding	5.00	12/15/2035	2,500,000		2,587,025
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2029	250,000		261,248
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2027	270,000		278,676
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)	5.00	7/1/2046	1,800,000	[a]	1,460,794
Westchester Tobacco Asset Securitization Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2041	1,500,000		1,525,804
Western Nassau County Water Authority, Revenue Bonds (Green Bonds) Ser. A	4.00	4/1/2046	1,000,000		955,291

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New York - 98.3% (continued)
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2039	420,000	391,768
				225,012,193
U.S. Related - .4%
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	1,000,000	1,042,955
Total Investments (cost $239,144,671)			98.7%	226,055,148
Cash and Receivables (Net)			1.3%	2,871,105
Net Assets			100.0%	228,926,253

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2023, these securities were valued at $10,225,832 or 4.47% of net assets.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

d These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon New York AMT-Free Municipal Bond Fund

August 31, 2023 (Unaudited)

The following is a summary of the inputs used as of August 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	226,055,148	-	226,055,148

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2023, accumulated net unrealized depreciation on investments was $13,089,523, consisting of $151,045 gross unrealized appreciation and $13,240,568 gross unrealized depreciation.

At August 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.